Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash	$ 6,103
NIS [Member]
Statement Line Items [Line Items]
Cash	21,159	$ 47,599
Restricted deposits	1,570	925
Trade receivables	325	149
Other receivables	827	1,408
Financial assets	23,881	50,081
Financial liabilities at amortized cost	10,372	10,290
Total net financial assets (liabilities)	13,509	39,791
Linked to the US dollar [Member]
Statement Line Items [Line Items]
Cash	20,332	44,065
Restricted deposits	69
Trade receivables	71	149
Other receivables
Financial assets	20,472	44,214
Financial liabilities at amortized cost	4,606	3,586
Total net financial assets (liabilities)	15,866	40,628
Linked to the EURO and Other [Member]
Statement Line Items [Line Items]
Cash	4	33
Restricted deposits
Trade receivables	254
Other receivables
Financial assets	258	33
Financial liabilities at amortized cost		53
Total net financial assets (liabilities)	258	(20)
Israel [Member]
Statement Line Items [Line Items]
Cash	823	3,501
Restricted deposits	1,501	925
Trade receivables
Other receivables	827	1,408
Financial assets	3,151	5,834
Financial liabilities at amortized cost	5,766	6,651
Total net financial assets (liabilities)	$ (2,615)	$ (817)